Acquisition of subsidiaries (EMG Group Properties Sdn Bhd) (Details) - USD ($)		12 Months Ended
	Dec. 29, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total consideration:
Net outflow of cash and cash equivalents		$ 0	$ (9,997,800)	$ (91,342,920)
XIN Eco Marine Group Properties Sdn Bhd. [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired	100.00%
Percentage of shares covered by option	25.00%
Fair value of option granted	$ 3,167,000
Total consideration:
Cash consideration	(10,000,000)
Cash and cash equivalents acquired	2,200
Net outflow of cash and cash equivalents	(9,997,800)
Total purchase price	10,000,000
Net identifiable assets acquired:
Cash and cash equivalents	2,200
Land reclamation development	9,740,000
Goodwill	278,300
Current liabilities	(20,500)
Net assets acquired	$ 10,000,000